Share Incentive Plans, Assumptions for Options Granted Under 2015 Plan (Details) - 2015 Plan [Member] - Stock Options [Member] - $ / shares								12 Months Ended
	Mar. 18, 2020	Oct. 24, 2019	Mar. 20, 2019	Mar. 13, 2018	Mar. 07, 2018	May 17, 2017	Feb. 10, 2017	Dec. 31, 2020
February 10, 2017 [Member]
Share Incentive Plans [Abstract]
Number of options granted (in shares)							40,000
Options outstanding (in shares)								27,050
Number exercisable (in shares)								27,050
Exercise price (in dollars per share)								$ 13.00
Remaining lives								6 years 1 month 13 days
Risk free interest rate								1.89%
Expected volatility								27.44%
Expected life								6 years
Dividend yield								0.00%
Fair value at grant date (in dollars per share)								$ 3.98
May 17, 2017 [Member]
Share Incentive Plans [Abstract]
Number of options granted (in shares)						93,819
Options outstanding (in shares)								55,880
Number exercisable (in shares)								55,880
Exercise price (in dollars per share)								$ 15.41
Remaining lives								6 years 4 months 17 days
Risk free interest rate								1.76%
Expected volatility								26.92%
Expected life								6 years
Dividend yield								0.00%
Fair value at grant date (in dollars per share)								$ 4.60
March 7, 2018 [Member]
Share Incentive Plans [Abstract]
Number of options granted (in shares)					98,100
Options outstanding (in shares)								78,132
Number exercisable (in shares)								50,050
Exercise price (in dollars per share)								$ 21.21
Remaining lives								7 years 2 months 8 days
Risk free interest rate								2.65%
Expected volatility								28.76%
Expected life								6 years
Dividend yield								0.83%
Fair value at grant date (in dollars per share)								$ 6.37
March 13, 2018 [Member]
Share Incentive Plans [Abstract]
Number of options granted (in shares)				26,000
Options outstanding (in shares)								26,000
Number exercisable (in shares)								26,000
Exercise price (in dollars per share)								$ 21.49
Remaining lives								7 years 2 months 12 days
Risk free interest rate								2.62%
Expected volatility								28.76%
Expected life								5 years 5 months 28 days
Dividend yield								0.82%
Fair value at grant date (in dollars per share)								$ 6.18
March 20, 2019 [Member]
Share Incentive Plans [Abstract]
Number of options granted (in shares)			155,780
Options outstanding (in shares)								145,831
Number exercisable (in shares)								49,617
Exercise price (in dollars per share)								$ 47.58
Remaining lives								8 years 2 months 19 days
Risk free interest rate								2.34%
Expected volatility								30.95%
Expected life								6 years
Dividend yield								0.42%
Fair value at grant date (in dollars per share)								$ 15.63
October 24, 2019 [Member]
Share Incentive Plans [Abstract]
Number of options granted (in shares)		25,000
Options outstanding (in shares)								25,000
Number exercisable (in shares)								8,250
Exercise price (in dollars per share)								$ 20.89
Remaining lives								8 years 9 months 25 days
Risk free interest rate								1.58%
Expected volatility								31.93%
Expected life								6 years
Dividend yield								0.95%
Fair value at grant date (in dollars per share)								$ 6.27
March 18, 2020 [Member]
Share Incentive Plans [Abstract]
Number of options granted (in shares)	155,000
Options outstanding (in shares)								152,400
Number exercisable (in shares)								0
Exercise price (in dollars per share)								$ 14.85
Remaining lives								9 years 2 months 19 days
Risk free interest rate								0.79%
Expected volatility								35.72%
Expected life								6 years
Dividend yield								1.49%
Fair value at grant date (in dollars per share)								$ 4.41